Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Market Risk Text Block Abstract
Schedule of financial instruments
	June 30,	December 31,
	2022	2021
	U.S. dollars in thousands
Marketable securities	2,810	3,158